Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$42,312,203.74	0.0981722	$21,464,863.81	0.0498025	$20,847,339.93
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$311,472,203.74	0.2072116	$290,624,863.81	0.1933426	$20,847,339.93

Weighted Avg. Coupon (WAC)	3.56%		3.56%
Weighted Avg. Remaining Maturity (WARM)	27.40		26.47
Pool Receivables Balance	$339,583,982.21		$318,328,392.87
Remaining Number of Receivables	37,571		36,468

Adjusted Pool Balance	$334,190,179.73		$313,342,839.80

III. COLLECTIONS

Principal:
Principal Collections	$20,807,241.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$539,450.48
Total Principal Collections	$21,346,692.45

Interest:
Interest Collections	$993,321.85
Late Fees & Other Charges	$56,851.94
Interest on Repurchase Principal	$-
Total Interest Collections	$1,050,173.79

Collection Account Interest	$5,520.85
Reserve Account Interest	$1,161.99
Servicer Advances	$-

Total Collections	$22,403,549.08

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$22,403,549.08
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$22,403,549.08
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$282,986.65	$-	$282,986.65	$282,986.65
Collection Account Interest					$5,520.85
Late Fees & Other Charges					$56,851.94
Total due to Servicer					$345,359.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$25,034.72		$25,034.72
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$166,173.80		$166,173.80	$166,173.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$21,731,955.67

9. Regular Principal Distribution Amount:					$20,847,339.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,847,339.93
Class A-4 Notes				$-
Class A Notes Total:		$20,847,339.93		$20,847,339.93
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,847,339.93		$20,847,339.93

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					884,615.74

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,393,802.48
Beginning Period Amount	$5,393,802.48
Current Period Amortization	$408,249.41
Ending Period Required Amount	$4,985,553.07
Ending Period Amount	$4,985,553.07
Next Distribution Date Required Amount	$4,594,624.14

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.80%	7.25%	7.25%

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.25%	35,829	97.60%	$310,691,315.39
30 - 60 Days	1.45%	529	1.96%	$6,238,274.64
61 - 90 Days	0.24%	89	0.37%	$1,167,194.31
91-120 Days	0.06%	21	0.07%	$231,608.53
121 + Days	0.00%	0	0.00%	$-
Total		36,468		$318,328,392.87

Delinquent Receivables 30+ Days Past Due
Current Period	1.75%	639	2.40%	$7,637,077.48
1st Preceding Collection Period	1.72%	645	2.28%	$7,756,923.08
2nd Preceding Collection Period	2.11%	822	2.80%	$10,053,443.20
3rd Preceding Collection Period	2.08%	850	2.81%	$10,729,752.59
Four-Month Average	1.92%		2.57%

Repossession in Current Period		28		$392,463.00
Repossession Inventory		59		$202,257.74

Current Charge-Offs
Gross Principal of Charge-Offs				$448,347.37
Recoveries				$(539,450.48)
Net Loss				$(91,103.11)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.32%

Average Pool Balance for Current Period				$328,956,187.54

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.33%
1st Preceding Collection Period				0.01%
2nd Preceding Collection Period				0.79%
3rd Preceding Collection Period				0.30%
Four-Month Average				0.19%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		47	2,151	$33,618,726.24
Recoveries		59	1,953	$(19,868,240.23)
Net Loss				$13,750,486.01
Cumulative Net Loss as a % of Initial Pool Balance				0.89%

Net Loss for Receivables that have experienced a Net Loss *		33	1,854	$13,831,754.09
Average Net Loss for Receivables that have experienced a Net Loss				$7,460.49

Principal Balance of Extensions				$1,119,055.99
Number of Extensions				93

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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